Concessions payable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Concessions payable
11	Concessions payable

Accounting policy

Rumo recognizes lease installments included in disputes with the grantor. The initial registration takes place at the amount of the installment at maturity, by transferring the “Leases” account. Subsequently, the values are corrected by Selic.

The concessions right is initially recognized with an intangible at cost (see Note 10.2), with cost understood to be the fair value of the service provided plus other direct costs that are directly attributable to the operation. They are then amortized over the duration of the concession.

	December 31, 2019			December 31, 2018
	Leases	Concessions	Total	Total
Payables
Rumo Malha Sul S.A.	—	36,621	36,621	60,761
Rumo Malha Paulista S.A.	—	20,003	20,003	45,892

	—	56,624	56,624	106,653
Court discussion
Rumo Malha Paulista S.A.	1,870,018	—	1,870,018	1,695,770
Rumo Malha Oeste S.A.	1,440,656	87,582	1,528,238	1,406,145

	3,310,674	87,582	3,398,256	3,101,915

Total	3,310,674	144,206	3,454,880	3,208,568

Current			9,847	28,797

Non-current			3,445,033	3,179,771

Court Discussion:
The Company is challenging in court the economic and financial imbalance of certain Lease and Concession Agreements.
In April 2004, Rumo Malha Paulista S.A. (“Malha Paulista”) filed a Cautionary Action and, subsequently, a Declaratory Action before the Twenty-First Federal Court of Rio de Janeiro questioning the economic and financial imbalance of the Concession and Lease Contracts, due to the high disbursement that the company has with the payment of labor lawsuits and other costs involved, which are the responsibility of Rede Ferroviária Federal S.A., under the terms expressed in the bidding notice Malha Paulista requested the grant of an injunction to suspend the payment of lease contract, past due and maturities, as well as the offsetting of the credit balance resulting from labor fees paid by the Company with the amount charged by the Union. In April 2005, the injunction was granted, suspending the payment of the installments for 90 days, determining the realization of expertise. In July 2005, the suspension of the liability was extended for another 90 days. In September 2005, the injunction was revoked by the Regional Federal Court of Rio de Janeiro. In January 2006, a request was made to suspend the payment of installments, by means of a deposit. The amount related to the lease installments had been deposited in court until October 2007, when the Company obtained judicial authorization to replace the judicial deposits by bank guarantee letter. In October 2015, a decision was rendered that partially upheld the lawsuit recognizing the occurrence of economic and financial imbalance in the contracts, allowing the Company to offset part of the amounts claimed against the presented debt. As an appeal, the right to offset expenses with internal personnel was included and the correction of the amounts due by the
IPCA-E
was determined. Appeals are awaited by the Superior Courts. Nevertheless, the Company understands that any amount discussed in the process is liable to offset, due to the provision contained in clauses 7 and 10 of the Bidding Notice.
Management, supported by the opinion of its lawyers, assesses the chances of success as probable in relation to the value of the sentence and judgment rendered and as possible in relation to other amounts, but maintains the record of the debt as it is a contractual obligation.
Rumo Malha Oeste also pleads for the reestablishment of the economic and financial balance, lost due to the cancellation of transportation contracts existing at the time of privatization, configuring changes in the regulatory scenario and conditions established in the Privatization Notice–in addition, the growth forecasts that defined the business value did not materialize. The lawsuit is pending before the Federal Regional Court of the second Region. The amount referring to the Company’s overdue installments was guaranteed by the acquisition of public debt securities (Letras Financeiras do Tesouro) or “LFT.” In March 2008, the Company obtained authorization to replace the guarantee with bank guarantee and in May 2008 the Company redeemed the amounts. In December 2014, a decision was handed down that upheld the lawsuit, recognizing the occurrence of economic and financial imbalance in the contracts. In December 2015, a request for replacement of letters of guarantee presented by the Company with guarantee insurance was granted. An appeal judgment is pending before the Federal Regional Court (
Tribunal Regional Federal
), or “TRF.”
Management, supported by the opinion of its lawyers, assesses the chances of success as probable, but maintains the record of the liability because it is a contractual obligation not yet withdrawn from the Company, and because the amount is still pending.
On January, 2020,
ANTT
deliberates to start an Administrative Ordinary Procedure in order to generate a conclusive report about the occurrence of alleged breaches of contract by Malha Oeste to declare or not the caducity of the Contract. The analysis will be done by a commission that will be indicated by
ANTT
, where it will be guaranteed the right of to due process.
Management, supported by the opinion of its lawyers, assesses the chances of success as possible.
Judicial deposits at December 31, 2019 and December 31, 2018 concerning the above claims totaled:

	December 31, 2019	December 31, 2018
Rumo Malha Paulista	119.806	119.806
Rumo Malha Oeste	21.703	20.690

	141.509	140.496

The judicial deposits are recorded in the “regulatory” group, as described in Note 14.
11.1 Commitments

a)	Commitments for the acquisition of assets and regulatory targets
The balance of this account is considered as an asset or liability in accordance with the chart of accounts of the Regulatory. However, this account is excluded from the financial statements prepared in accordance with accounting practices adopted in Brazil and also IFRS, since its realization or settlement depends on future consumption by different consumers of the subsidiary Comgás. Therefore, the balances presented below are not recognized in the financial statements.
Regulatory assets (liabilities):

	December 31, 2019	December 31, 2018
Cost of gas to be recovered	427,335	504,175
Credits of taxes to be transferred	(431,900)	(252,816)

Total	(4,565)	251,359

Regulatory (liabilities) assets	(115,597)	672,810
Regulatory liabilities - Tax	(155,311)	(127,815)

	(270,908)	544,995
Monetary variation	38,757	3,713
Extemporaneous tax credit	(23,773)	(76,452)

	14,984	(72,739)

	(255,924)	472,256

b)	Commitments with supply contracts
Considering the current gas supply contracts, Comgás has a total financial commitment in an estimated present value of R$18,736,022, which amount includes the minimum established in contract in both commodity and transportation.